DESCRIPTION OF THE PLAN - Vesting (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Years of service (including less than two years)	6 years
Less than two
EBP, Description of Plan [Line Items]
Years of service (including less than two years)	2 years
Percent Vested	0.00%
Two
EBP, Description of Plan [Line Items]
Years of service (including less than two years)	2 years
Percent Vested	20.00%
Three
EBP, Description of Plan [Line Items]
Years of service (including less than two years)	3 years
Percent Vested	40.00%
Four
EBP, Description of Plan [Line Items]
Years of service (including less than two years)	4 years
Percent Vested	60.00%
Five
EBP, Description of Plan [Line Items]
Years of service (including less than two years)	5 years
Percent Vested	80.00%
Six or more
EBP, Description of Plan [Line Items]
Years of service (including less than two years)	6 years
Percent Vested	100.00%